REVENUE AND DEFERRED REVENUES	12 Months Ended
Dec. 31, 2021
REVENUE AND DEFERRED REVENUES
REVENUE AND DEFERRED REVENUES

14. REVENUE AND DEFERRED REVENUE

Disaggregation of revenue

All the revenues for the period were recognized from contracts with customers. For the years ended December 31, 2019, 2020 and 2021, the majority of the Group’s revenues result from sales of products which was recognized at a point of time. The following table provides information about disaggregated revenue by products, including a reconciliation of the disaggregated revenue with reportable segments:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Xiaomi Wearable Products	4,193,665	4,438,081	3,340,857
Self-branded products and other	1,618,590	1,995,282	2,909,252
Total	5,812,255	6,433,363	6,250,109

During the years ended December 31, 2019, 2020 and 2021, the majority of the Group's products are sold to resellers and distributors in the PRC. This includes products that have international versions which are first sold to the Group's domestic distributors who subsequently distribute those products internationally.

14. REVENUE AND DEFERRED REVENUES - CONTINUED

Contract balances

The following table provides information about receivables, deferred revenue and refund liability from contracts with customers:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivables	298,038	537,084
Amounts due from related parties	860,213	295,614
Deferred revenue	51,780	87,980
Refund liability (sales return)	366	5,745

Accounts receivables are recorded when the right to consideration is unconditional and payments terms on invoiced amounts are typically 30 to 60 days. Amounts due from related parties include both amounts billed and unbilled due from related party under the cooperation agreement. As of December 31, 2020 and 2021, the amount due from related parties include the billed amount of RMB779,538 and RMB231,485, and unbilled amounted to RMB80,675 and RMB64,129, respectively. The amount billed is recorded when the right to the consideration is unconditional and payment terms on invoiced amounts are typically 30 to 60 days. Unbilled amount due from related party relate to contractual right to consideration under cooperation agreement for the second instalment payment not yet invoiced. The Company recorded no impairment charges related to contract assets during the years ended December 31, 2019, 2020 and 2021. Contract liabilities, recorded in accrued expenses in the consolidated balance sheet, include payment received in advance of performance under the contract related to software services which are realized over the estimated usage period and payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period.

During the years ended December 31, 2019, 2020 and 2021, the Group recognized RMB41,863, RMB59,585 and RMB51,780 of revenue previously included in deferred revenue as of January 1, 2018, December 31, 2019 and 2020, which mainly consist of revenue recognized related to its subscription-based service. Additionally, during the years ended December 31, 2019, 2020 and 2021, the Group billed RMB33,279, RMB102,687 and RMB80,675 to a related party, which was initially recorded as unbilled amount, mainly due to the timing of invoicing for the goods related to its cooperation agreement. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s performance and the customer’s payment.